TAXATION - Unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending amount of total unrecognized tax benefits, exclusive of related interest and penalties
Balance at beginning of year	¥ 15,496
Increase relating to prior year tax positions	6,051
Increase related to current year tax positions	13,157	¥ 15,484
Foreign currency translation adjustment	6	12
Balance at end of year	34,710	15,496
Unrecognized tax benefits
Unrecognized tax benefits	38,383	15,496
Income tax expenses for interest and penalties related to unrecognized tax benefits	3,673	0	¥ 0
Other non-current liabilities
Unrecognized tax benefits
Interest and penalties related to unrecognized tax benefits	¥ 3,673	¥ 0